Condensed Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow from Operating Activities
Net income	$ 142,413	$ 186,777	$ 142,844
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(4,113)	10,633	12,017
Gain on sale of assets	1,581	14,500	(1,137)
Other operating activities, net	(30,394)	64,460	26,798
Net Cash Provided by Operating Activities	263,646	308,088	196,703
Cash Flow from Investing Activities
Proceeds from sale of premises and equipment	354	1,941	13,309
Purchases of premises and equipment, net of premises and equipment acquired	(37,763)	(12,840)	(19,502)
Other investing activities, net	636	1,892	29,202
Net Cash Used in Investing Activities	(1,908,581)	(1,424,397)	(570,972)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(72,772)	(56,793)	(52,318)
Cash dividends paid on preferred stock	(9,095)	(7,028)	0
Net share-based compensation stock transactions	(832)	6,899	1,915
Payments to repurchase common stock	0	(11,666)	0
Net proceeds from issuance of common stock	485,151	279,242	0
Net proceeds from issuance of preferred stock	0	55,285	76,812
Net Cash Provided by Financing Activities	908,533	1,968,168	336,441
Net Increase (Decrease) In Cash and Cash Equivalents	(736,402)	851,859	(37,828)
Cash and Cash Equivalents at Beginning of Period	1,362,126	510,267	548,095
Cash and Cash Equivalents at End of Period	625,724	1,362,126	510,267
IBERIABANK Corporation
Cash Flow from Operating Activities
Net income	142,413	186,777	142,844
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	62	98	416
Net income of subsidiaries	(160,206)	(190,511)	(147,292)
Share-based compensation cost	16,436	14,523	13,906
Gain on sale of assets	0	0	(110)
Other operating activities, net	(4,256)	12,417	82,105
Net Cash Provided by Operating Activities	(5,551)	23,304	91,869
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	(809,159)	0	(5,054)
Proceeds from sale of premises and equipment	0	0	12
Purchases of premises and equipment, net of premises and equipment acquired	(105)	0	(2)
Return of capital from (Capital contributed to) subsidiary	144,500	(6,000)	5,000
Other investing activities, net	0	(749)	0
Net Cash Used in Investing Activities	(664,764)	(6,749)	(44)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(72,772)	(56,793)	(52,318)
Cash dividends paid on preferred stock	(9,095)	(7,028)	0
Net share-based compensation stock transactions	(832)	6,899	1,915
Payments to repurchase common stock	0	(11,666)	0
Net proceeds from issuance of common stock	485,151	279,242	0
Net proceeds from issuance of preferred stock	0	55,285	76,812
Proceeds from (Payments for) Other Financing Activities	(56)	0	0
Net Cash Provided by Financing Activities	402,396	265,939	26,409
Net Increase (Decrease) In Cash and Cash Equivalents	(267,919)	282,494	118,234
Cash and Cash Equivalents at Beginning of Period	436,792	154,298	36,064
Cash and Cash Equivalents at End of Period	$ 168,873	$ 436,792	$ 154,298